Fair Value Accounting (Details 4) (Detail) - Appraisal value - Significant Unobservable Inputs (Level 3) - USD ($) $ in Thousands	Mar. 31, 2017	Sep. 30, 2016	Sep. 30, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreclosed and repossessed assets, net	$ 692	$ 776	$ 902
Impaired loans with allocated allowances	$ 2,170	$ 2,412	$ 2,349
Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cost to sell range	10.00%	10.00%	10.00%
Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cost to sell range	15.00%	15.00%	15.00%